UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                      811-8002

KOREA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

Two World Financial Center Building B, 19th Floor New York, New York 10281-1712
(Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center Building B, 19th Floor New York, New York 10281-1712
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:                          October 31, 2008

Date of reporting period:                        May 1, 2008 – July 31, 2008

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2008

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	56,250	$3,963,770	$4,931,431	$967,661	4.0
Automotive service components

Banking and Financial Services
Hana Financial Group Inc.	53,934	1,141,815	2,049,678	907,863	1.6
Commercial bank
Kookmin Bank	106,708	6,584,620	6,117,187	(467,433)	4.9
Commercial bank
Macquarie Korea Infrastructure Fund	459,000	3,379,556	2,812,750	(566,806)	2.3
Investment company
Samsung Card Co., Ltd.	53,000	2,530,108	2,357,302	(172,806)	1.9
Credit card services
Shinhan Financial Group Co., Ltd.	69,500	2,208,578	3,256,041	1,047,463	2.6
Consumer and commercial-related financial services
Total Banking and Financial Services		15,844,677	16,592,958	748,281	13.3

Consumer Electronics
LG Electronics Inc.	65,300	4,031,986	6,744,601	2,712,615	5.4
Digital display equipment
Samsung Electronics Co., Ltd.	23,258	7,214,096	12,965,171	5,751,075	10.4
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		11,246,082	19,709,772	8,463,690	15.8

Food and Beverages
CJ Corp.	34,600	2,819,766	1,921,937	(897,829)	1.5
Processed food products
Hite Brewery Co., Ltd.	12,818	2,682,131	2,343,790	(338,341)	1.9
Alcoholic and non-alcoholic beverages
Lotte Chilsung Beverage Co., Ltd.	2,500	2,713,688	2,352,360	(361,328)	1.9
Alcoholic and non-alcoholic beverages
Total Food and Beverages		8,215,585	6,618,087	(1,597,498)	5.3

Iron and Steel
POSCO	20,450	4,271,700	10,934,964	6,663,264	8.8
Hot and cold rolled steel products

Machinery and Machine Tools
Hanwha Corporation	82,000	3,060,577	3,379,689	319,112	2.7
Petrochemicals, machinery, and steel

Miscellaneous Manufacturing
Hynix Semiconductor Inc.†	238,000	6,740,350	5,092,859	(1,647,491)	4.1
Semiconductors
Hyundai Development Company	75,000	5,462,866	3,506,301	(1,956,565)	2.8
Apartment and housing construction
Hyundai Heavy Industries Co., Ltd.	16,300	5,493,277	5,018,483	(474,794)	4.0
Shipbuilding
KT&G Corporation	64,500	4,100,467	5,724,833	1,624,366	4.6
Cigarettes and other tobacco products
LG Fashion Corp.	98,000	2,927,824	2,857,425	(70,399)	2.3
Apparel
Total Miscellaneous Manufacturing		24,724,784	22,199,901	(2,524,883)	17.8

KOREA EQUITY FUND, INC
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2008

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Oil and Gas
SK Energy Co., Ltd.	15,492	$763,451	$1,592,457	$829,006	1.3
Refines, markets, and distributes oil
S-Oil Corporation	23,000	1,116,343	1,566,296	449,953	1.2
Petroleum and related products
Total Oil and Gas		1,879,794	3,158,753	1,278,959	2.5

Retail
CJ Home Shopping	35,000	2,557,721	2,331,604	(226,117)	1.8
Miscellaneous products
Shinsegae Co., Ltd.	6,660	1,426,328	3,449,311	2,022,983	2.8
Department store chain
Total Retail		3,984,049	5,780,915	1,796,866	4.6

Services
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	127,000	4,703,195	5,328,540	625,345	4.2
Shipbuilding
LG Corp.	48,000	1,324,353	3,102,743	1,778,390	2.5
Holding company
Samsung Fire & Marine Insurance Co., Ltd.	44,500	7,600,717	8,840,623	1,239,906	7.1
Non-life insurance
Total Services		13,628,265	17,271,906	3,643,641	13.8

Transportation
Hanjin Shipping Co., Ltd.	71,700	2,604,479	2,409,488	(194,991)	1.9
Marine transportation
Korean Air Lines Co., Ltd.	50,740	4,426,623	2,259,290	(2,167,333)	1.8
Air transportation services
Total Transportation		7,031,102	4,668,778	(2,362,324)	3.7

TOTAL KOREAN COMMON STOCKS		$97,850,385	$115,247,154	$17,396,769	92.3

TOTAL INVESTMENTS		$97,850,385	$115,247,154	$17,396,769	92.3

OTHER ASSETS LESS LIABILITIES, NET			9,671,349		7.7

NET ASSETS			$124,918,503		100.0

† Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 26,939,002. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 9,542,233.

	Portfolio securities and foreign currency holdings were
	translated at the following exchange rate as of July 31, 2008.

	Korean won	KRW	1,011.75	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   September 12, 2008